Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Jun. 30, 2018
Document Effective Date	Jul. 02, 2018
Prospectus Date	Jul. 02, 2018
Frontier MFG Select Infrastructure Fund | Institutional Class Shares
Prospectus:
Trading Symbol	FMSIX
Frontier MFG Select Infrastructure Fund | Service Class Shares
Prospectus:
Trading Symbol	FMSSX